As Filed with the Securities and Exchange Commission on November 7, 2003

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

(Name and address of agent for service)

(414) 765-5344
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2003

Date of reporting period: August 31, 2003

Item 1. Report to Stockholders.

ANNUAL REPORT

Year Ended
August 31, 2003

Effective June 1, 2003, Christopher A. Matlock was assigned lead portfolio management responsibilities for the Lighthouse Opportunity Fund. Mr. Matlock is Chief Investment Officer and a Principal of the Advisor, Lighthouse Capital Management. Mr. Matlock joined the Advisor in 2002 and has been involved in the management of the Fund since that time. Mr. Matlock comes to the Advisor from JP Morgan Fleming Asset Management and its predecessors where he spent eight years in various portfolio management positions, most recently as Portfolio Manager in charge of JP Morgan’s Mid Cap Core Equity mutual funds. Following is his first letter to Shareholders as Portfolio Manager for the Fund.

To our fellow Shareholders:

In 1859, Charles Dickens began his epoch work, A Tale of Two Cities with: “It was the best of times, it was the worst of times.it was the spring of hope, it was the winter of despair.” And so it was for the stock market and economic climate during the Fund’s fiscal year ended August 31, 2003. The period began with tremendous fear – of war, terrorism, recession, corporate scandal, etc. and a mere 5 weeks later on October 9, 2002, the market set its lows for the fiscal year. The fiscal year ended with an abundance of optimism – a war easily won, a recovering economy, improving corporate profits and the market making 52-week highs.

This was another excellent year for the Fund as we continued to outpace the general market, gaining 27.44%. This result compares favorably with the S&P 500 Index which increased 12.06%.

Despite the extreme level of fear and negativism seen at the time, the fund began the fiscal year very well positioned for a recovering economy and stock market. As of August 31, 2002, the Fund’s heaviest sector weighting was in technology at 23.3% followed by the consumer discretionary sector at 21.6% and cash represented only 4.8% of the portfolio. Furthermore, we owned few stocks many considered “defensive” such as consumer staples stocks or major pharmaceutical stocks. We saw considerable upside potential in the companies we owned, especially in technology and believed it was just a matter of time before the technology/electronics cycle turned. While we have been pleased with the performance of our technology holdings to improving business activity, we bear in mind that a full blown economic recovery has yet to prove itself and we have managed our holdings in this group accordingly.

The fiscal year ended in an environment of optimism and confidence. In keeping with our investment discipline, we sold or trimmed a number of our holdings in both the technology and consumer discretionary sectors in recent months as stocks reached or exceeded our opinion of their intrinsic value.

Despite this considerable selling, the technology sector still represented our heaviest weighting at 23.0% at the August 31, 2003 fiscal year end, a reflection of the tremendous sector and stock specific performance. The next two most heavily weighted sectors at August 31, 2003 were healthcare at 13.1% and consumer discretionary at 12.2%. We began and ended the fiscal year with a considerable underweighting of the financial services sector relative to both the S&P 500 and the Russell 2000. Within the financial services sector we find excellent value in the property and casualty insurance industry and have added stocks to the fund from this group. Meanwhile our cash balances ended the fiscal year at 23.1%, reflecting the selling we had done. We continue to seek and research new investment ideas while also monitoring previous ones and stand ready to put the cash to work when enough return upside to our intrinsic value targets exists. We don’t consider ourselves to be “bears” on the market; we are just taking a cautious and disciplined approach to investing your money in this time of optimism and high expectations, a period very unlike the one seen when the fiscal year began and unprecedented buying opportunities were abundant.

ECONOMIC AND MARKET CONDITIONS

Last year we stated, “Despite much talk about recession, the economy continues to show signs of recovery, albeit a mild one.” It now appears that the recession is in fact behind us and that an incredible amount of fiscal and monetary stimulus helped get us here. Many have labeled it a “jobless” recovery, but we suspect that job creation will soon follow as it almost always does as the expansion unfolds. Now that the “pump” has been primed, we can only wait and see if economic momentum continues. Like any point in time, one can find economic data that would suggest an improving or deteriorating economy. We put more weight on those factors that suggest an economy that continues to improve. Our one concern is that if we are wrong in our observations, there remains little in the way of fiscal or monetary fuel to fire the economy further. Meanwhile, corporate earnings continue their recovery as positive earnings leverage becomes apparent from increasing economic activity. Likely, higher levels of corporate capital expenditures will soon follow. Continued economic growth will probably cause the Federal Reserve to begin tightening the money supply and raise short-term interest rates. Meanwhile, the bond markets have already begun their own “tightening” as long-term rates have moved up dramatically from their multi-generational lows of earlier this year.

We find the stock market generally at fair value today. We began the fiscal year finding tremendous values in almost every sector and among numerous companies. Today, the search for such value is difficult and sparing. The market has now properly capitalized the very apparent earnings recovery underway. Accordingly, the risks begin to mount. While we don’t see it as likely, the corporate earnings recovery could begin to stall. More likely is the risk of rising long-term interest rates used by the market to capitalize earnings. In the meantime, we will focus on what we do best, and that is to find individual quality companies, no matter what size or industry, whose stock prices do not yet reflect our opinion of intrinsic value.

CONCLUSION

We are pleased with the Fund’s overall performance this fiscal year. Our style of going against the grain and our strict discipline to focus on intrinsic value proved to be rewarding once again this year. Today, we hold high levels of cash which is counter to what other funds and investors are likely doing at this time. We simply see no need to be invested for the sake of being invested. We look forward to cautiously putting that cash to work by investing in quality, growing companies at better prices than we see today. Discrimination in stock selection and purchases becomes of paramount importance and this requires a strong research effort and attention to detail. Our goal is to provide this effort for the Fund, resulting in value-added performance over time regardless of the dynamics of the overall market. We embrace this challenge, believe we are well prepared to meet it, and look forward to reporting our progress to you in the months and years ahead.

Sincerely,

Christopher A. Matlock, CPA, CFA
Portfolio Manager
September 30, 2003

Opinions expressed are those of Christopher A. Matlock and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

The total return for the twelve months ended August 31, 2003, average annual total return for three years, five years and from inception on September 29, 1995 through August 31, 2003 for the Fund was 27.44%, 1.93%, 5.22% and 2.75%, respectively. The total return for the twelve months ended August 31, 2003, average annual total return for three years, five years and from inception on September 29, 1995 through August 31, 2003 for the S&P 500 Index was 12.06%, -11.43%, 2.48% and 11.81%, respectively. The total return for the twelve months ended August 31, 2003, average annual total return for three years, five years and from inception on September 29, 1995 through August 31, 2003 for the Russell 2000 Index was 29.07%, -1.17%, 9.52% and 10.15%, respectively. These indices are unmanaged and commonly used to measure performance of U.S. stocks. One cannot invest directly in an index.
Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, fund performance may fluctuate substantially over the short-term and current performance may differ from that shown.
Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please see the following annual report for the Fund’s holdings as of August 31, 2003.
This material must be preceded or accompanied by a current prospectus.
Quasar Distributors, LLC, distributor. (10.03)

Lighthouse Opportunity Fund
Value of $10,000 vs S&P 500 Index

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P 500 Index is a broad market-weighted average of U.S. blue-chip companies. The index is unmanaged and returns include reinvested dividends.

Lighthouse Opportunity Fund

SCHEDULE OF INVESTMENTS at August 31, 2003

Shares		Value	Shares		Value

COMMON STOCKS: 75.7%			Electronic Instruments: 1.4%
			8,100	Keithley Instruments, Inc.	$ 129,276

Airlines: 1.4%			Fabricated Pipe & Pipe Fittings: 1.0%

7,650	Southwest Airlines Co.	$ 130,739	10,200	The Shaw Group, Inc.*	90,372

Apparel Manufacturing: 2.5%
3,500	Jones Apparel Group, Inc.	108,115	Health Care Products: 1.2%
7,200	Quicksilver, Inc.*	130,680	4,100	Baxter International, Inc.	115,210

		238,795

Biotechnology: 5.0%			Health Care Services: 5.5%
4,000	Celgene Corp.*	153,960	4,300	Apria Healthcare Group, Inc.*	111,370
17,400	Isis Pharmaceuticals, Inc.*	115,188	4,000	Caremark Rx, Inc.*	100,520
11,450	Ligand Pharmaceuticals, Inc.*	159,041	19,500	MIM Corp.*	136,500
8,700	Neurobiological Technologies, Inc.*	44,805	5,300	Triad Hospitals, Inc.*	171,720

		472,994			520,110

			Hotel - Casino: 1.8%
			11,000	Boyd Gaming Corp	168,850

Commercial Services: 4.3%
6,050	Navigant International, Inc.*	81,675	Insurance: 2.6%
3,800	Republic Services, Inc.	93,556	3,300	The Allstate Corp.	117,975
3,450	Sabre Holdings Corp.	78,039	8,050	Travelers Property Casualty Corp.	124,695
5,350	SunGard Data Systems, Inc.*	150,870 404,140			242,670
			Investment Banking/Brokerage: 1.2%
			1,675	The Bear Stearns Cos., Inc.	117,216

Communications Equipment: 4.2%
7,500	Foundry Networks, Inc.*	145,575	Leisure & Recreational Products: 1.8%
6,750	Spectralink Corp.*	124,875	6,400	Multimedia Games, Inc.*	173,376
29,500	Sycamore Networks, Inc.*	124,490

		394,940
			Manufacturing Equipment: 5.2%
			5,100	Applied Films Corp.*	159,630
Consumer Products: 1.0%			8,500	Newport Corp.*	151,895
3,250	Fossil, Inc.*	91,163	27,400	Trikon Technologies, Inc.*	172,346

					483,871

Electrical Components & Equipment: 1.2%			Manufacturing Services: 1.4%
8,950	American Superconductor Corp.*	109,100	9,300	Sypris Solutions, Inc.	128,619

Electronic Components: 4.8%			Media: 0.9%
5,500	Coherent, Inc.*	144,100	2,175	Univision Communications, Inc.*	81,541
7,000	KEMET Corp.*	85,820
10,350	Merix Corp.*	124,303	Oil & Gas Exploration & Production: 3.7%
11,200	Universal Display Corp.*	94,080	4,500	Cimarex Energy Co.*	97,875
			2,000	Pogo Producing Co.	91,920
		448,303

See accompanying Notes to Financial Statements.

Lighthouse Opportunity Fund

SCHEDULE OF INVESTMENTS at August 31, 2003, Continued

Shares		Value	Shares		Value

Oil & Gas Exploration & Production: 3.7% (continued)			PREFERRED STOCK: 1.4%
10,750	Ultra Petroleum Corp.*	$155,983	Oil & Gas Exploration & Production: 1.4%
			5,400	Westport Resources Corp.
		345,778		(cost $100,220)	$ 134,352

Oil & Gas - Integrated: 1.0%			Principal
2,000	Royal Dutch Petroleum Co.	89,740	Amount		Value

Oil & Gas Pipelines: 2.5%			SHORT-TERM INVESTMENT: 23.1%
7,450	Plains All American Pipeline, L.P.	236,910	$2,165,355	Federated Cash Trust
				(cost $2,165,355)	2,165,355

Oilfield Equipment/Services: 1.9%
29,200	Mitcham Industries, Inc.*	65,992	TOTAL INVESTMENTS IN
5,750	National-Oilwell, Inc.*	112,585	SECURITIES: 100.2%
				(cost $8,341,106)	9,399,779
		178,577	Liabilities in excess
			of Other Assets: (0.2)%		(16,618)
Restaurants: 2.8%
4,000	CEC Entertainment, Inc.*	156,880
9,000	Chicago Pizza & Brewery, Inc.*	108,000	NET ASSETS: 100.0%		$9,383,161

		264,880

Retail - Specialty: 1.4%			* Non-income producing security.
4,275	Christopher & Banks Corp.*	126,967

Semiconductors: 4.9%
7,150	Actel Corp.*	209,495
2,175	Analog Devices, Inc.*	89,175
3,850	International Rectifier Corp.*	160,121

		458,791

Shipping: 1.1%
6,250	Frontline, Ltd.	103,750

Software: 2.3%
5,800	PracticeWorks, Inc.*	124,236
1,350	Synopsys, Inc.*	92,083
		216,319

Trucking: 1.7%
5,750	Arkansas Best Corp.	158,355

Utilities: 4.0%
18,000	Utilities Select Sector SPDR Fund	378,720

TOTAL COMMON STOCKS
	(cost $6,075,531)	7,100,072

See accompanying Notes to Financial Statements.

Lighthouse Opportunity Fund

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2003

ASSETS
Investments in securities, at value (cost $8,341,106)	$9,399,779
Receivables:
Dividends and interest	10,182
Prepaid expenses	15,696

Total assets	9,425,657

LIABILITIES
Payables:
Advisory fee	717
Administration fees	2,542
Custody fees	609
Fund accounting fees	4,160
Transfer agent fees	4,138
Distribution fees	3,770
Fund shares purchased	8,947
Accrued expenses	17,613
Total liabilities	42,496

NET ASSETS	$9,383,161

Shares outstanding (unlimited number
of shares authorized, without par value)	671,266

Net asset value, offering and redemption price per share	$13.98

COMPONENTS OF NET ASSETS
Paid-in capital	$12,694,230
Accumulated net realized loss on investments	(4,369,742)
Net unrealized appreciation on investments	1,058,673

Net assets	$9,383,161

See accompanying Notes to Financial Statements.

Lighthouse Opportunity Fund

STATEMENT OF OPERATIONS For the year ended August 31, 2003

INVESTMENT INCOME
Income
Dividends (Net of foreign taxes of $755)	$59,194
Interest	4,504

Total Income	63,698

Expenses
Advisory fees	98,516
Administration fees	30,000
Transfer agent fees	27,988
Fund accounting fees	22,307
Audit fees	19,834
Distribution fees	19,703
Registration fees	13,636
Shareholder reporting	8,487
Trustee fees	6,467
Legal fees	3,629
Custody fees	4,330
Miscellaneous fees	3,617
Insurance expense	569

Total expenses	259,083
Less: fees waived and reimbursed	(101,458)

Net expenses	157,625

Net investment loss	(93,927)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(308,044)
Change in net unrealized appreciation/(depreciation)
on investments	2,469,165

Net realized and unrealized gain on investments	2,161,121

Net increase in net assets resulting
from operations	$2,067,194

See accompanying Notes to Financial Statements.

Lighthouse Opportunity Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended	Year Ended
	August 31, 2003	August 31, 2002

INCREASE (DECREASE) IN
NET ASSETS FROM:

OPERATIONS
Net investment loss	$(93,927)	$(124,645)
Net realized gain (loss) on investments	(308,044)	393,976
Change in net unrealized
appreciation/(depreciation)
on investments	2,469,165	(1,468,041)

Net increase (decrease) in net assets
resulting from operations	2,067,194	(1,198,710)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares (a)	(612,703)	(458,044)

Total increase (decrease)
in net assets	1,454,491	(1,656,754)
NET ASSETS
Beginning of year	7,928,670	9,585,424

End of year	$9,383,161	$7,928,670

            (a) A summary of capital share transactions is as follows:

	Year Ended		Year Ended
	August 31, 2003		August 31, 2002
	Shares	Value	Shares	Value
Shares sold	29,737	$310,589	71,244	$895,446
Shares redeemed	(81,172)	(923,292)	(100,663)	(1,353,490)

Net decrease	(51,435)	$(612,703)	(29,419)	$(458,044)

See accompanying Notes to Financial Statements.

Lighthouse Opportunity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

	Year Ended August 31,
	2003	2002	2001	2000	1999
Net asset value, beginning of year	$10.97	$12.74	$13.20	$10.43	$10.85

Income from investment operations:
Net investment loss	(0.14)	(0.17)	(0.13)	(0.17)	(0.07)
Net realized and unrealized
gain (loss) on investments	3.15	(1.60)	(0.33)	2.94	(0.34)

Total from investment operations	3.01	(1.77)	(0.46)	2.77	(0.41)

Less distributions:
From net investment income	—	—	—	—	(0.01)
From net realized gain	—	—	—	—	—

Total distributions	—	—	—	—	(0.01)

Net asset value, end of year	$13.98	$10.97	$12.74	$13.20	$10.43

Total return	27.44%	(13.89)%	(3.48)%	26.56%	(3.78)%

Ratio/supplemental data:
Net assets, end of year (millions)	$9.4	$7.9	$9.6	$10.8	$12.4

Ratio of expenses to average net assets:
Before fees waived and
expenses absorbed	3.29%	2.89%	2.74%	2.77%	2.47%
After fees waived and
expenses absorbed	2.00%	2.00%	2.00%	2.00	2.00	%(1)

Ratio of net investment loss
to average net assets:
Before fees waived and
expenses absorbed	(2.48)%	(2.21)%	(1.68)%	(1.76)%	(0.85)%
After fees waived and
expenses absorbed	(1.19)%	(1.32)%	(0.94)%	(0.99)%	(0.39	)%(1)
Portfolio turnover rate	39.25%	62.42%	72.15%	57.49%	122.00%

(1) Excluding dividends paid on securities sold short representing 0.11% for the year ending August 31, 1999.

See accompanying Notes to Financial Statements.

Lighthouse Opportunity Fund

NOTES TO FINANCIAL STATEMENTS

NOTE 1 – ORGANIZATION
The Lighthouse Opportunity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Fund began operations on September 29, 1995. The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

  Security Valuation. Securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading; securities traded on a national exchange or Nasdaq for which there have been no sales are valued at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq are valued at the most recent trade price, as obtained by an alternative source by the Fund Accountant in consultation with management.Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation or provides a valuation that, in the judgement of the Fund’s Advisor, does not represent fair value are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost which, when combined with accrued interest, approximates market value.
  Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

  In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually, net capital gain and net foreign currency gain realized during a twelve-month period ending October 31st. In connection with this, the Fund is permitted for tax purposes to defer into its next fiscal year any net capital losses or net foreign currency losses incurred between November 1st and the end of its fiscal year. The Fund has incurred capital losses of $353,140 and will elect to defer such losses.

  At August 31, 2003, the Fund had a capital loss carryforward available for federal income tax purposes of $4,042,733, which expires in 2007, to offset future gains.
  Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date . The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
  Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.
  Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

For the year ended August 31, 2003, Lighthouse Capital Management, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.25% based upon the average daily net assets of the Fund. For the year ended August 31, 2003, the Fund incurred $98,516 in Advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to limit the Fund’s total operating expenses by reducing all or a portion of its fees and reimbursing the Fund for expenses, excluding interest and tax expense, so that its ratio of expenses to average net assets will not exceed 2.00%. Any fee waived and/or any Fund expense absorbed by the Advisor pursuant to an agreed-upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Fund’s current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the year ended August 31, 2003, the Advisor waived fees of $98,516 and reimbursed the Fund in the amount of $2,942.

Lighthouse Opportunity Fund

NOTES TO FINANCIAL STATEMENTS , Continued

At August 31, 2003, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $259,141. The Advisor may recapture a portion of the above amounts no later than the dates as stated below:

August 31,

2004	2005	2006

$73,777	$83,906	$101,458

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”) acts as Administrator for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Average Net Assets of the Fund	Fee or Fee Rate
Under $15 million	$30,000
$15 to $50 million	0.20% of average daily net assets
$50 to $100 million	0.15% of average daily net assets
$100 to $150 million	0.10% of average daily net assets
Over $150 million	0.05% of average daily net assets

For the year ended August 31, 2003, the Fund incurred $30,000 in Administration fees.

USBFS also provides fund accounting and transfer agent services for the Fund.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund.

Certain officers of the Trust are also officers and/or directors of the Administrator and the Distributor.

Lighthouse Opportunity Fund

NOTES TO FINANCIAL STATEMENTS , Continued

NOTE 4 – DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Advisor as Distribution Coordinator at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the year ended August 31, 2003, the Fund paid to the Advisor, as Distribution Coordinator, $19,703.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the year ended August 31, 2003 were $2,745,795 and $5,232,006, respectively.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions paid for the years ended August 31, 2003 and 2002.

As of August 31, 2003, the components of accumulated losses on a tax basis were as follows:

Cost of investments(a)	$8,311,310

Gross unrealized appreciation	$1,845,882
Gross unrealized depreciation	$(757,413)

Net unrealized appreciation	$1,088,469
Cumulative tax cost adjustments	$—

Undistributed ordinary income	$—
Undistributed long-term capital gain	$—

Total distributable earnings	$—
Other accumulated losses	$(4,399,538)

Total accumulated losses	$(3,311,069)

(a) At August 31, 2003, the basis of investments for federal income tax purposes was $8,311,310.

Lighthouse Opportunity Fund

NOTES TO FINANCIAL STATEMENTS , Continued

NOTE 7 – CHANGE IN INDEPENDENT ACCOUNTANTS

Ernst & Young, LLP were previously the principal auditors for the Lighthouse Opportunity Fund. The decision to change auditors was resolved by the board of trustees in the meeting on November 18, 2002 and Tait, Weller & Baker were appointed principal auditors. Ernst & Young, LLP had served as principal auditors for each of the years ended August 31, 1996 through August 31, 2002. Additionally, the audit report of Ernst & Young, LLP on the financial statements of the Lighthouse Opportunity Funds that was issued for each of those periods were unqualified.

Lighthouse Opportunity Fund

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

The Trustees of the Trust are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.

Independent Trustees

# of
		Term of		Funds in	Other
	Position	Office and		complex	Directorships
Name, Age	Held with	Length of	Principal Occupation	overseen	Held by
and Address	the Trust	Time Served	During Past Five Years	by Trustee	Trustee

Dorothy A. Berry	Chairman	Indefinite	Consultant, Talon	1	Not
(Born 1943)	and	Term	Industries		Applicable
2020 E. Financial Way	Trustee	Since	(administrative,
Suite 100		May 1991	management &
Glendora, CA 91741			business consulting);
formerly Chief
Operating Officer,
Integrated Asset
Management
(investment advisor
and manager) and
formerly President,
Value Line, Inc.,
(investment advisory &
financial publishing firm).

Wallace L. Cook	Trustee	Indefinite	Retired; formerly	1	Not
(Born 1939)		Term	Senior Vice President,		Applicable
2020 E. Financial Way		Since	Rockefeller Trust Co.;
Suite 100		May 1991	Financial Counselor,
Glendora, CA 91741			Rockefeller & Co.

Carl A. Froebel	Trustee	Indefinite	Private Investor;	1	Not
(Born 1938)		Term	formerly Managing		Applicable
2020 E. Financial Way		Since	Director, Premier
Suite 100		May 1991	Solutions, Ltd.;
Glendora, CA 91741			formerly President and
Founder, National
Investor Data Services,
Inc. (investment related
computer software).

Lighthouse Opportunity Fund

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited) , Continued

# of
		Term of		Funds in	Other
	Position	Office and		complex	Directorships
Name, Age	Held with	Length of	Principal Occupation	overseen	Held by
and Address	the Trust	Time Served	During Past Five Years	by Trustee	Trustee

Ashley T. Rabun	Trustee	Indefinite	Founder and Chief	1	Trustee,
(Born 1952)		Term	Executive Officer,		E*TRADE
2020 E. Financial Way		Since	InvestorReach, Inc.,
Suite 100		May 2002	(financial services
Glendora, CA 91741			marketing and
distribution consulting);
formerly Partner and
Director, Nicholas-
Applegate Capital
Management,
(investment
management).

Rowley W.P. Redington	Trustee	Indefinite	President; Intertech	1	Not
(Born 1944)		Term	Computer Services		Applicable
2020 E. Financial Way		Since	Corp. (consumer
Suite 100		May 1991	electronics and
Glendora, CA 91741			computer service and
marketing); formerly
Vice President, PRS of
New Jersey, Inc.
(management consulting),
and Chief Executive
Officer, Rowley
Associates (consultants).

Interested Trustees and Officers

# of
		Term of		Funds in	Other
	Position	Office and		complex	Directorships
Name, Age	Held with	Length of	Principal Occupation	overseen	Held by
and Address	the Trust	Time Served	During Past Five Years	by Trustee	Trustee

Steven J. Paggioli	Trustee	Indefinite	Consultant, U.S.	1	Trustee,
(Born 1950)		Term	Bancorp Fund Services,		Managers
2020 E. Financial Way		Since	LLC since July, 2001;		Funds.
Suite 100		May 1991	formerly Executive Vice
Glendora, CA 91741			President, Investment
Company Administration,
LLC (“ICA”) (mutual
fund administrator and
the Fund’s former
administrator).

Lighthouse Opportunity Fund

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited) , Continued

# of
		Term of		Funds in	Other
	Position	Office and		complex	Directorships
Name, Age	Held with	Length of	Principal Occupation	overseen	Held by
and Address	the Trust	Time Served	During Past Five Years	by Trustee	Trustee

Robert M. Slotky	President	Indefinite	Vice President, U.S.		Not
(Born 1947)		Term	Bancorp Fund Services,		Applicable
2020 E. Financial Way		Since	LLC since July, 2001;
Suite 100		August 2002	formerly, Senior Vice
Glendora, CA 91741			President, ICA (May
1997-July 2001).

Eric W. Falkeis	Treasurer	Indefinite	Vice President, U.S.		Not
(Born 1973)		Term	Bancorp Fund Services,		Applicable
615 E. Michigan St.		Since	LLC since 1997; Chief
Milwaukee, WI 53202		August 2002	Financial Officer,
Quasar Distributors,
LLC, since 2000.

Chad E. Fickett	Secretary	Indefinite	Compliance		Not
(Born 1973)		Term	Administrator, U.S.		Applicable
615 E. Michigan St.		Since	Bancorp Fund Services,
Milwaukee, WI 53202		March 2002	LLC since July, 2000.

Lighthouse Opportunity Fund

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of
Lighthouse Opportunity Fund and
The Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Lighthouse Opportunity Fund, a series of Professionally Managed Portfolios, as of August 31, 2003, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 2002 and the financial highlights for the four years ended August 31, 2002 were audited by other auditors whose report dated October 11, 2002 expressed an unqualified opinion on the statement of changes in net assets and the financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of The Lighthouse Opportunity Fund as of August 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER
Philadelphia, Pennsylvania
September 26, 2003

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

Advisor
LIGHTHOUSE CAPITAL MANAGEMENT, INC.
10000 Memorial Drive, Suite 660
Houston, Texas 77024
(713) 688-6881
Toll-Free Account Inquiries (866) 811-0218

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian
U.S. BANK, N.A.
425 Walnut Street
Cincinnati, Ohio 45201

Transfer and Dividend Disbursing Agent
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Accountants
TAIT, WELLER & BAKER
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
PAUL, HASTINGS, JANOFSKY & WALKER
55 Second Street, 24th Floor
San Francisco, California 94105-3441

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendment to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Trust has determined that each member of the Trust's audit committee is financially literate and independent. In addition, the Board has determined that Ms. Dorothy Berry and Messrs. Wallace Cook and Carl Froebel are each an "audit committee financial expert," as defined under new SEC regulations, and also independent of management of each series of the Trust.

Item 4. Principal Accountant Fees and Services.

Not required for annual reports filed for periods ending before December 15, 2003.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. [Reserved]

Item 9. Controls and Procedures.

  The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.
  There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 10. Exhibits.

  Any code of ethics or amendment thereto. Filed herewith.
  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. -  Filed herewith.
  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  - Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)_ /s/ Robert M. Slotky
Robert M. Slotky, President

Date November 7, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) _ /s/ Robert M. Slotky
Robert M. Slotky, President

Date November 7, 2003

By (Signature and Title) _ /s/ Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date November 7, 2003